GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Syneron Medical Ltd. ("the Company" and/or "Syneron") commenced its operations in July 2000. The Company and its subsidiaries (together "the Group") are principally engaged in manufacture, research, development, marketing and sales, directly to end-users and also to distributors of advanced equipment for the aesthetic medical industry and systems for dermatologists, plastic surgeons and other qualified practitioners worldwide.

In November 2010, the Company formed a new wholly-owned subsidiary, Syneron Beauty Ltd. ("Syneron Beauty"), to which Syneron transferred its non-professional aesthetic device activities related to its consumer market initiatives, including its ELOS based consumer hair removal mē product, its holdings in Fluorinex Active Ltd ("Fluorinex") and its joint Procter & Gamble initiative. In addition, following the acquisition of Syneron Beauty, Inc. ("SBI", as described in Note 1j), SBI became a wholly-owned subsidiary of Syneron Beauty. Syneron Beauty holds the intellectual property dedicated to the Company's home-use initiative, and it received a license to some of the Company's other technologies used for other home-use products.

b.	The Company has various wholly-owned subsidiaries throughout the world that are engaged in the research, development, marketing and selling of the Company's products in different geographic areas.

c.	Light Instruments Ltd.:

Light Instruments Ltd. ("LI") is an Israeli company engaged in the development of advanced dental laser devices. The Company invested in aggregate $ 6,340, in consideration of 100% of LI's outstanding share capital.

In addition, as part of the investment agreements signed with LI, each of the two LI founders is entitled to 1% of all of LI's net sales for a period of up to seven years starting July 2007, up to an aggregate amount of $ 500 without regard to the founders' continued employment in the Company (i.e., the founders are entitled to such amounts as sellers and not in their role as employees). Actual payments relating to this amount will be recorded as part of the purchase price and will be allocated to goodwill. Through December 31, 2011, the Company paid to the two founders approximately $ 240 out of which $ 55 and $ 75 were paid during the years ended December 31, 2011 and 2010, respectively.

d.	Inlight Corp.:

	1.	In November 2008, the Company entered into a share purchase agreement ("SPA") with the shareholders of Inlight Corp. ("Inlight"), a company incorporated under the laws of the State of California pursuant to which Syneron acquired all of Inlight's share capital. The Company is utilizing Inlight's technology to develop and release additional products.

	2.	In consideration of 100% of Inlight's share capital, the Company undertook to pay total consideration of up to $ 4,000. The consideration is conditioned upon Inlight's compliance with certain milestones detailed in the SPA. At the closing, the Company paid Inlight's shareholders total consideration of $ 500 and deposited an additional amount of $ 500 in escrow. Amounts deposited in escrow were recorded as part of other accounts receivable.

During 2010, the Company transferred an amount of $ 250 from the escrow on behalf of Inlight's shareholders, and the remaining amount was transferred in February 2011. The payments were recorded against the contingent liability.

	3.	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

	Fair value	Expected useful life of excess cost

Contingent payment liability	$(614)	-

Intangible assets:
Developed technology	1,826	6 years
Deferred tax liability	(712)	-

Total purchase price	$500

e.	Syneron China:

In 2008, the Company signed a joint venture ("JV") agreement for establishing Syneron China. According to the agreement, the Company holds 51% of the JV for a total investment of $ 510 paid in two equal installments in February 2010 and October 2011. Through this new Chinese JV, Syneron sells directly to medical and aesthetic professionals in China. The JV became active and started promoting and marketing the Company's products in January 2010. The Company consolidated the JV's results from the date of commencement of operations of the JV and recorded the non-controlling interests in accordance with the provisions of ASC 810, "Consolidation" ("ASC 810").

f.	Fluorinex:

1.	On May 13, 2009 ("the acquisition date"), the Company invested an additional $ 1,000 in Fluorinex in consideration of 603,687 preferred B1 shares. Following the additional investment, the Company obtained control over Fluorinex and held 53% of Fluorinex's outstanding voting shares. Fluorinex is an Israeli company near the commercialization phase which is engaged in the development of new tooth whitening, tooth decay and dental care prevention methods and devices.

The Company has accounted for the acquisition and the control gained in accordance with ASC 805, "Business Combinations" ("ASC 805").

The acquisition date fair value of the consideration transferred totaled $ 2,787 which consisted of the following:

Cash	$1,000
Fair value of previous cost basis investment	1,787

Total	$2,787

2.	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (reflects 100% of Fluorinex):

	Fair value	Expected useful life

Cash	$959	-
Developed technology (1)	1,141	6.5 years
In-process technology (2)	983	-

Total identifiable assets acquired	3,083

Current liabilities	(144)
Deferred tax liability	(376)	-

Total liabilities assumed	(520)	-

Net identifiable assets acquired	2,563
Goodwill	1,389

Net assets acquired	$3,952

(1)	Developed technology is amortized using the straight-line method over its useful life, which is estimated at 6.5 years.

(2)	The Company recorded an in-process research and development asset that is currently considered to have an indefinite life until the completion or abandonment of the associated project. The in-process research and development asset recorded will be amortized when revenues are generated from such technology and will be subject to impairment testing.

3.	Prior to the acquisition date, the Company accounted for its 43% interest in Fluorinex as a cost method investment. The investment was stated at cost, since the investment was in series B preferred shares which were determined to be not in-substance ordinary shares in accordance with ASC 323-10-15. The acquisition-date fair value of the previous equity interest was $ 1,787, and is included in the measurement of the consideration transferred. The Company recognized in 2009 a total gain of $ 112 as a result of re-measuring its prior equity interest in Fluorinex held before the business combination and recorded such gain as other expenses (income) in its statement of operations.

4.	On August 15, 2010, the Company entered into an additional agreement with Fluorinex purchase an additional 17.81% of Fluorinex's then fully diluted share capital in consideration of $ 600 and, subject to Fluorinex reaching a certain milestone, to purchase an additional 10.64% of Fluorinex's then fully diluted share capital in consideration of an additional $ 600. On August 26, 2010, Fluorinex notified the Company of the achievement of the milestone. Subsequently, the Company transferred the remaining consideration and increased its holdings to 71% of Fluorinex's share capital. On October 9, 2011, the Company invested an additional $ 750 in Fluorinex, increasing its holdings of Fluorinex's fully diluted share capital to 73.86%. The increase in the interests in Fluorinex was accounted for according to the provisions of ASC 810.

g.	Primaeva Medical Inc.:

1.	On October 14, 2009 ("the acquisition date"), the Company acquired Primaeva Medical, Inc. ("Primaeva"), an aesthetic technology firm based in the United States in consideration of $ 14,331. Following the acquisition, the Company obtained control over Primaeva and holds 100% of Primaeva's outstanding voting shares.

The Company has accounted for the acquisition and the control gained in accordance with ASC 805.

2.	The acquisition date fair value of the consideration transferred totaled $ 14,331 which consisted of the following:

Cash	$7,000
Contingent consideration	7,331

Total	$14,331

The contingent consideration arrangement requires the Company to pay up to $ 23,000 of additional consideration to Primaeva's former shareholders subject to reaching certain net revenue milestones over a three-year period ending December 31, 2012.

The fair value of the contingent consideration arrangement at the acquisition date was $ 7,331. The Company estimated the fair value of the contingent consideration using a probability weighted discounted cash flow model with a discount rate of 18%. The Company reevaluated such contingent consideration as of December 31, 2010 and 2011, resulting in an increase of $ 1,625 and a decrease of $ 8,956, respectively, which were recorded in the Company's statements of operations in other expenses (income), net. as part of operating expenses (see also Note 16). As of December 31, 2011 and 2010 the contingent consideration fair value was $ 0 and $ 8,956, respectively.

3.	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

	Fair value	Expected useful life

Current assets	$140
Developed technology (*)	10,038	7 years

Total identifiable assets acquired	10,178

Current liabilities	(38)
Deferred tax liability	(4,015)	-

Total liabilities assumed	(4,053)	-

Net identifiable assets acquired	6,125
Goodwill	8,206

Net assets acquired	$14,331

(*)	The developed technology is amortized using the straight-line method over its useful life which is estimated as 7 years.

h.	Acquisition of Rakuto Bio Technologies Ltd. ("RBT"):

	1.	On November 9, 2009 ("the acquisition date"), the Company entered into a SPA with RBT's shareholders. Pursuant to the SPA, the Company acquired 17.8% of RBT's common shares for total consideration of $ 205, from three existing shareholders. Following the investment, the Company held 41% (10% common shares and 31% preferred shares) of RBT's shares on an as if converted basis (the Company holds 100% of the preferred voting shares) and the total cash amount invested on a cumulative basis is approximately $ 2,454 (see also 5 below).

The acquisition date fair value of the consideration transferred totaled $ 2,905 which consisted of the following:

Cash	$205
Fair value of previous equity investment	2,700

Total	$2,905

2.	The results of RBT's operations have been consolidated from the acquisition date as RBT was deemed to be a variable interest entity and the Company became the primary beneficiary in accordance with ASC 810. Prior to the acquisition date, the Company's investment in RBT was accounted for based on the cost method as further described in 5 below.

3.	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (reflects 100% of RBT):

	Fair value	Expected useful life

Cash	$(30)	-
Current assets	59
Long-term assets	12
Property and equipment	108
Developed technology (*)	4,226	7 years

Total identifiable assets acquired	4,375

Current liabilities	(275)
Deferred tax liability	(845)	-

Total liabilities assumed	(1,120)	-

Net identifiable assets acquired	3,255
Goodwill	2,945

Net assets acquired	$6,200

(*)	Developed technology is amortized using the straight-line method over its useful life, which is estimated as 7 years.

	4.	The fair value of the non-controlling interests in RBT at the acquisition date was $ 2,874 and was estimated using the income approach.

	5.	In February 2008, the Company entered into an agreement with RBT, whereby the Company will invest up to $ 3,000 if and when RBT meets certain milestones in consideration of 38% of RBT's series A preferred shares. As of November 2009, the Company had already invested $ 2,250 of the $ 3,000 agreed upon. The investment was stated at cost, since the investment was in series A preferred shares which were determined to be not in-substance common shares as defined in ASC 323-10-15. The acquisition date fair value of the previous equity interest was $ 2,700, and is included in the measurement of the consideration transferred. The Company recognized in 2009 a total gain of $ 450 as a result of re-measuring its prior equity interest in RBT held before the business combination and recorded such gain as other income in its statement of operations.

	6.	In February 2011, the Company closed an additional investment of $ 309 and received 15,664 of RBT's preferred A-1 shares constituting an aggregate of 2.55% of RBT's share capital on a fully diluted basis. Additionally, the Company also provided RBT a loan in the aggregate amount of $ 309.

	7.	In September 2011, the Company entered into an agreement with certain shareholders of RBT for the purchase of an additional 7.6% of RBT's share capital in consideration of approximately $ 761. As of December 31, 2011, the Company holds 49.52% of RBT's fully diluted share capital.

i.	Candela Corporation:

On September 9, 2009, Syneron, Syneron Acquisition Sub, Inc. ("Acquisition Sub"), an indirect wholly-owned subsidiary of Syneron, and Candela Corporation, Inc. ("Candela"), a U.S. public company listed on the Nasdaq under the symbol CLZR, entered into an Agreement and Plan of Merger ("the Merger Agreement"). Under the Merger Agreement, Acquisition Sub merged with and into Candela ("the Merger"), with Candela continuing after the Merger as the surviving company and becoming an indirect wholly-owned subsidiary of Syneron. Upon the terms and subject to the conditions set forth in the Merger Agreement, on January 5, 2010, the effective date of the Merger, each issued and outstanding share of common stock of Candela was converted into the right to receive the Company's ordinary shares.

At the effective time of the Merger, 6,670,477  Syneron's ordinary shares were issued based on a conversion ratio of 0.2911 of Syneron's ordinary share for each Candela share of common stock. In addition, Syneron assumed certain outstanding stock options and stock appreciation rights of Candela, with the number of Syneron's ordinary shares issuable upon exercise of each assumed Candela stock option or stock appreciation right  determined by multiplying the exchange ratio in the transaction, 0.2911, by the number of shares of Candela's common stock underlying the assumed option or stock appreciation right. Immediately following the effective time of the Merger and issuance of Syneron's shares to Candela's shareholders, Candela's shareholders owned approximately 19.4%, and Syneron's shareholders own approximately 80.6%, of Syneron's ordinary shares.

The Merger had no effect on the number of ordinary shares of Syneron owned by existing Syneron shareholders.

On January 5, 2010, the Company completed the Merger and acquired 100% of the outstanding common shares and voting interests of Candela. The results of Candela's operations have been included in the consolidated financial statements since that date. The transaction was accounted for under ASC 805. The Company expected to achieve significant synergies and cost reductions by eliminating redundant processes and facilities.

The acquisition date fair value of the consideration transferred totaled $ 73,024 which consisted of the following:

Ordinary shares (6,670,477 shares)	$69,306
Stock options	3,718

Total	$73,024

The fair value of the 6,670,477 ordinary shares issued was determined based on the closing market price of the Company's ordinary shares on the acquisition date and the fair value of the stock options issued was determined based on the binomial option pricing model.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value

Assets:

Current assets	$89,450
Other assets (includes mainly deferred tax assets)	24,792
Property and equipment	2,391
Intangible assets (*)	24,010

Total identifiable assets acquired	140,643

Current liabilities	(45,427)
Deferred taxes	(8,778)
Long-term liabilities	(4,889)

Total identifiable liabilities assumed	(59,094)

Net identifiable assets acquired	81,549
Bargain purchase price (**)	(8,525)

Net assets acquired	$73,024

(*)	Of the $ 24,010 intangible assets acquired, $ 10,070 was assigned to developed technology (10 years useful life), $ 510 was assigned to in-process research and development asset which is not subject to amortization, $ 8,930 was assigned to customer relationship (6 years useful life), $ 3,300 was assigned to trade name (11 years useful life) and the remaining $ 1,200 was assigned to a non-compete covenant (3 years useful life).

(**)	The excess of fair value of the net assets acquired over the amount of consideration transferred was recorded in other income, net as part of operating expenses in Company's statements of operations (see also Note 16).

The Company recognized $ 2,564 and $ 1,920 of acquisition related costs that were expensed during the years ended December 31, 2010 and 2009, respectively. These costs are included in the consolidated statement of operations in the general and administrative expenses. The Company also recognized $ 660 in costs associated with issuing and registering the shares issued as consideration in the business combination. Those costs were deducted from the recognized proceeds of issuance within shareholders' equity.

j.	SBI (formerly known as Pharos Life Corporation):

	1.	On December 7, 2010 ("the acquisition date"), the Company acquired SBI, an aesthetic technology company based in Canada, in consideration of $ 2,409. Following the acquisition, the Company obtained control over SBI and holds 100% of SBI 's outstanding voting shares.

The Company has accounted for the acquisition and the control gained in accordance with ASC 805. The results of SBI's operations have been included in the consolidated financial statements since the acquisition date.

	2.	The acquisition date fair value of the consideration transferred totaled $ 2,409 which consisted of the following:

Contingent consideration to be settled in cash	$1,639
Contingent consideration settled in Syneron's shares	770

Total	$2,409

The contingent consideration arrangement requires the Company to pay up to $ 15,750 of consideration to SBI's former shareholders subject to reaching certain net revenue milestones in the twelve-month period ending May 31, 2013 and based on a specific mechanism agreed as part of the share purchase agreement.

The fair value of the contingent consideration arrangement at the acquisition date was $ 2,409. The Company estimated the fair value of the contingent consideration using a probability weighted discounted cash flow model with a discount rate of 19% and based on various probabilities for SBI to meet the net revenues milestone. As of December 31, 2011 and 2010, the contingent consideration fair value was $ 2,535 and $ 2,409, respectively.

3.	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

	Fair value	Expected useful life

Cash	$69
Current assets	1,224
Property and equipment	225
Developed technology (1)	1,437	6 years
Distribution channels (2)	1,314	6 years

Total identifiable assets acquired	4,269

Current liabilities	(4,369)
Deferred tax liability	(885)

Total liabilities assumed	(5,254)

Net identifiable liabilities assumed	(985)
Goodwill	3,394

Net assets acquired	$2,409

(1)	The developed technology will be amortized using the straight-line method over its useful life which is estimated at 6 years.

(2)	The distribution channels will be amortized using a method which will reflect the consummation of such asset which is estimated at 6 years.

k.	Other acquisitions

After the balance sheet date the Company acquired Ultrashape Ltd for $12,000, acquired all the assets of TransPharma Medical Ltd. for $ 3,600 and invested in Juvenis Ltd. $1,000. Refer to Note 22 for further details.